Commitments and Contingencies - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Lease and Investment Commitments [Line Items]
Lease expiration year	2022
Rental expenses under operating leases	$ 8,744	$ 4,743	$ 3,715
Partnership Interest [Member]
Lease and Investment Commitments [Line Items]
Equity method investments equity contribution obligation	$ 4,611	$ 2,942